AMERICAN BEACON FUNDS
PlanAhead Class
-----------------------------------------------------------------------------

Supplement Dated March 8, 2005 to the Prospectus dated March 1, 2005

The following paragraphs are hereby inserted on page 45 prior to the description of Post Advisory Group, LLC:

   OPUS CAPITAL MANAGEMENT, INC. ("Opus"), One West Fourth Street, Suite 415, Cincinnati, Ohio 45202, is an employee-owned registered investment advisor established in 1996. As of December 31, 2004, Opus had assets under management of approximately $360 million. Opus serves as a sub-advisor to the Small Cap Value Fund.

   The Investment Committee at Opus is comprised of Len Haussler, President & Portfolio Manager, Kevin Whelan, Vice President, and Jon Detter, Research Analyst. Opus has a team approach to the buying and selling of individual securities, and a consensus is usually formed before any purchase or sale of a security is initiated. If there is a lack of consensus, the Portfolio Manager makes the final decision. If the Portfolio Manager is out of the office and unavailable for consultation, the remaining members of the Investment Committee are authorized to make investment decisions.

   Len A. Haussler co-founded Opus in 1996 and serves as the lead portfolio manager for the firm. Mr. Haussler develops the investment strategy, directs investments and oversees trading for all client portfolios. He has over 22 years of investment experience and has managed Opus' portion of the Small Cap Value Fund since January 2005.

   Kevin P. Whelan has served as Vice President of Opus since 1998. He is primarily responsible for conducting research and directing trades. Mr. Whelan has over seven years of investment experience and has managed Opus' portion of the Fund since January 2005.

   Jonathon M. Detter has served as Research Analyst for Opus since 2003. He is primarily responsible for conducting research and directing trades. Prior to joining Opus, Mr. Detter valued private and public firms at Valuation Research Company and Arthur Andersen LLP. He has over four years of investment and valuation experience and has managed Opus' portion of the Fund since January 2005.

American Beacon Funds
Service Class
-----------------------------------------------------------------------------

Supplement Dated March 8, 2005 to the Prospectus dated March 1, 2005

The following paragraphs are hereby inserted on page 14 prior to the description of Post Advisory Group, LLC:

   OPUS CAPITAL MANAGEMENT, INC. ("Opus"), One West Fourth Street, Suite 415, Cincinnati, Ohio 45202, is an employee-owned registered investment advisor established in 1996. As of December 31, 2004, Opus had assets under management of approximately $360 million. Opus serves as a sub-advisor to the Small Cap Value Fund.

   The Investment Committee at Opus is comprised of Len Haussler, President & Portfolio Manager, Kevin Whelan, Vice President, and Jon Detter, Research Analyst. Opus has a team approach to the buying and selling of individual securities, and a consensus is usually formed before any purchase or sale of a security is initiated. If there is a lack of consensus, the Portfolio Manager makes the final decision. If the Portfolio Manager is out of the office and unavailable for consultation, the remaining members of the Investment Committee are authorized to make investment decisions.

   Len A. Haussler co-founded Opus in 1996 and serves as the lead portfolio manager for the firm. Mr. Haussler develops the investment strategy, directs investments and oversees trading for all client portfolios. He has over 22 years of investment experience and has managed Opus' portion of the Small Cap Value Fund since January 2005.

   Kevin P. Whelan has served as Vice President of Opus since 1998. He is primarily responsible for conducting research and directing trades. Mr. Whelan has over seven years of investment experience and has managed Opus' portion of the Fund since January 2005.

   Jonathon M. Detter has served as Research Analyst for Opus since 2003. He is primarily responsible for conducting research and directing trades. Prior to joining Opus, Mr. Detter valued private and public firms at Valuation Research Company and Arthur Andersen LLP. He has over four years of investment and valuation experience and has managed Opus' portion of the Fund since January 2005.